Goodwill, Intangibles and Other Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Goodwill Intangible Assets And Other Assets [Abstract]
Summary of Changes in goodwill
The following table sets forth the change in the carrying amount of goodwill for the Company during the period (in thousands):

	2015	2014
Balance at September 30,	$496,415	$466,206
Acquisition of RSG	617,715	—
Other Acquisitions	50,709	24,309
Translation and Other Adjustments	(2,728)	(1,190)
Balance at December 31,	$1,162,111	$489,325

A summary of changes in the Company’s goodwill during the years ended September 30, 2015 and 2014 is as follows (in thousands):

	September 30, 2013	Acquisitions	Dispositions	Translation and Other Adjustments	September 30, 2014	Acquisitions	Dispositions	Translation and Other Adjustments	September 30, 2015
Goodwill	469,203	—	—	(2,997)	466,206	34,465	—	(4,256)	496,415

Intangibles and Other Assets, Included in Other Long-term Assets
Intangible assets and other assets consisted of the following (in thousands):

	December 31, 2015	September 30, 2015	December 31, 2014	Weighted- Average Remaining Life
Amortizable intangible assets:
Non-compete agreements	$2,824	$2,824	$2,824	4.36
Customer relationships	542,187	191,852	190,388	18.96
Trademarks	1,100	1,100	700	4.03
Beneficial lease arrangements	610	610	610
	546,721	196,386	194,522
Less: Accumulated amortization	(132,294)	(119,081)	(106,999)
	414,427	77,305	87,523
Indefinite lived trademarks	73,050	9,750	9,750
Other assets	1,270	1,233	10,916
	$488,747	$88,288	$108,189

Intangibles and other assets, included in other long-term assets, consisted of the following:

	September 30, 2015	September 30, 2014	Weighted Average Remaining Life
Amortizable intangible assets:
Non-compete agreements	$2,824	$2,824	4.25
Customer relationships	191,852	162,599	15.10
Trademarks	1,100		4.28
Beneficial lease arrangements	610	610
	196,386	166,033
Less: accumulated amortization	(119,081)	(101,727)
	77,305	64,306
Indefinite-lived trademarks	9,750	9,750
Other assets	1,233	4,237
Total other assets, net	$88,288	$78,293

Estimated Future Annual Amortization
The following table presents the estimated annual amortization expense for these intangible assets (in thousands):

2016 (Jan – Sept)	$52,776
2017	75,154
2018	61,766
2019	49,778
2020	39,891
Thereafter	135,062
$414,427

Estimated future annual amortization for the above intangible assets as of September 30, 2015 is as follows:

Year ending September 30,	Future Amortization
2016	13,235
2017	12,389
2018	10,312
2019	8,396
2020	6,905
Thereafter	26,068
Total future amortization	$77,305